Financial Instruments - Financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Financial liabilities	R$ 3,701,531	R$ 3,870,084
Gain (loss) recognized in profit or loss from changes in fair values of financial instruments	106,379	861	R$ 562
Trade payables
Financial Instruments
Financial liabilities	182,748	103,292
Derivative financial liabilities
Financial Instruments
Financial liabilities	113,847	223,561
Accounts payable to selling shareholders
Financial Instruments
Financial liabilities	1,391,203	1,668,786
Leases liabilities
Financial Instruments
Financial liabilities	76,905	43,118
Loans and financing
Financial Instruments
Financial liabilities	1,936,829	1,831,327
Liabilities at FVPL
Financial Instruments
Financial liabilities	801,695	1,090,825
Liabilities at FVPL | Derivative financial liabilities
Financial Instruments
Financial liabilities	113,847	223,561
Liabilities at FVPL | Accounts payable to selling shareholders
Financial Instruments
Financial liabilities	687,849	867,264
Liabilities at amortized cost
Financial Instruments
Financial liabilities	2,899,836	2,779,259
Liabilities at amortized cost | Trade payables
Financial Instruments
Financial liabilities	182,748	103,292
Liabilities at amortized cost | Accounts payable to selling shareholders
Financial Instruments
Financial liabilities	703,354	801,522
Liabilities at amortized cost | Leases liabilities
Financial Instruments
Financial liabilities	76,905	43,118
Liabilities at amortized cost | Loans and financing
Financial Instruments
Financial liabilities	R$ 1,936,829	R$ 1,831,327